Income Taxes - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Deferred tax assets:
Net operating loss and tax credit carryforwards	$ 76,508	$ 55,664
Other accruals and reserves	3,413	3,529
Stockbased compensation	561	491
Deferred rent	1,280	1,066
Interest expense deduction limitation carryforward	1,549	742
Intangibles		19
Property, plant & equipment	526	252
Other	355	139
Valuation allowance	(83,640)	$ (61,902)	$ (47,908)
Deferred tax assets	552
Deferred tax liabilities:
Intangibles	(552)
Deferred tax liabilities	$ (552)